Business Combination and Acquisitions Business Combination (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Summary of reconciles elements of business combination to cash flows
The following table reconciles the elements of the Business Combination to the condensed consolidated statements of cash flows for the 39-week period ended September 26, 2021:

Recapitalization
Cash - Empower’s trust and cash (net of redemptions of $99,353 and transaction costs of $44,314)	$107,042
Cash - Forward Purchase Agreement	50,000
Cash - PIPE Financing	240,000

Net cash provided by Business Combination and PIPE Financing	397,042
Less: cash consideration paid to Holley Stockholder	(264,718)

Net contributions from Business Combination and PIPE Financing	$132,324

Drake Automotive Group LLC [Member]
Business Acquisition [Line Items]
Summary of Purchase price allocation of assets acquired and liabilities assumed
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$205
Accounts receivable	3,947
Inventory	14,198
Property, plant and equipment	1,296
Other assets	189
Tradenames	7,715
Customer relationships	17,175
Goodwill	7,551
Accounts payable	(2,524)
Accrued liabilities	(648)

$49,104

The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$205
Accounts receivable	3,947
Inventory	14,198
Property, plant and equipment	1,296
Other assets	189
Tradenames	7,715
Customer relationships	17,175
Goodwill	7,551
Accounts payable	(2,524)
Accrued liabilities	(648)

$49,104

Simpson Performance Products, Inc. [Member]
Business Acquisition [Line Items]
Summary of Purchase price allocation of assets acquired and liabilities assumed	The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

	November 16, 2020 (as initially reported)	Measurement Period Adjustments	November 16, 2020 (as adjusted)
Cash	$7,715	$—	$7,715
Accounts receivable	3,894	—	3,894
Inventory	19,265	(770)	18,495
Property, plant and equipment	5,952	—	5,952
Other assets	1,613	—	1,613
Tradenames	23,980	—	23,980
Customer relationships	28,770	—	28,770
Patents	2,720	—	2,720
Goodwill	51,305	843	52,148
Accounts payable	(2,483)	—	(2,483)
Accrued liabilities	(7,787)	—	(7,787)
Deferred tax liability	(12,993)	—	(12,993)
Debt	(4,615)	—	(4,615)

	$117,336	$73	$117,409

The preliminary allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$7,715
Accounts receivable	3,894
Inventory	19,265
Property, plant and equipment	5,952
Other assets	1,613
Tradenames	23,980
Customer relationships	28,770
Patents	2,720
Goodwill	51,305
Accounts payable	(2,483)
Accrued liabilities	(7,787)
Deferred tax liability	(12,993)
Debt	(4,615)

$117,336

Detroit Speed, Inc. [Member]
Business Acquisition [Line Items]
Summary of Purchase price allocation of assets acquired and liabilities assumed
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$1,784
Accounts receivable	418
Inventory	3,478
Property, plant and equipment	3,040
Other assets	215
Tradenames	1,127
Customer relationships	560
Goodwill	2,636
Accounts payable	(668)
Accrued liabilities	(1,019)
Deferred tax liability	(274)

$11,297

The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$1,784
Accounts receivable	418
Inventory	3,478
Property, plant and equipment	3,040
Other assets	215
Tradenames	1,127
Customer relationships	560
Goodwill	2,636
Accounts payable	(668)
Accrued liabilities	(1,019)
Deferred tax liability	(274)

$11,297

Advance Engine Management Inc. [Member]
Business Acquisition [Line Items]
Summary of Purchase price allocation of assets acquired and liabilities assumed	The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

	April 14, 2021 (as initially reported)	Measurement Period Adjustments	April 14, 2021 (as adjusted)
Accounts receivable	$3,454	$(61)	$3,393
Inventory	3,892	—	3,892
Property, plant and equipment	1,342	—	1,342
Other assets	493	(91)	402
Tradenames	10,760	—	10,760
Customer relationships	14,640	—	14,640
Patents	1,970	—	1,970
Technology intangibles	110	—	110
Goodwill	17,426	(420)	17,006
Accounts payable	(2,032)	110	(1,922)
Accrued liabilities	(489)	139	(350)

	$51,566	$(323)	$51,243

Summary of pro forma information
The following table provides the unaudited consolidated pro forma results for the periods presented as if AEM had been acquired as of January 1, 2020.

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26,	September 27,	September 26,	September 27,
	2021	2020	2021	2020
Pro forma net sales	$159,673	$140,195	$521,836	$384,237
Pro forma net income	(30,200)	15,045	(6,906)	33,195

Range Technologies Inc [Member]
Business Acquisition [Line Items]
Summary of Purchase price allocation of assets acquired and liabilities assumed
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$218
Accounts receivable	94
Inventory	231
Property, plant and equipment	7
Other assets	60
Tradename	510
Technology intangible	5,695
Goodwill	2,072
Accounts payable	(64)
Accrued liabilities	(4)
Deferred taxes	(1,580)

$7,239

HPI [Member]
Business Acquisition [Line Items]
Summary of Purchase price allocation of assets acquired and liabilities assumed
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$7,981
Accounts receivable	24,740
Inventory	109,507
Property, plant and equipment	29,313
Other assets	2,987
Tradenames	118,235
Customer relationship	157,255
Technology intangible	4,880
Goodwill	233,090
Accounts payable	(14,098)
Accrued liabilities	(17,148)
Deferred taxes	(56,885)

$599,857

HPI And Range [Member]
Business Acquisition [Line Items]
Summary of pro forma information
The following table presents the supplemental and unaudited pro forma results as if HPI and Range had been acquired as of January 1, 2018:

	2019	2018
Pro forma net sales	$373,459	$378,287
Pro forma net income (loss)	7,032	(30,225)

Range Drake Simpson And Detroit Speed [Member]
Business Acquisition [Line Items]
Summary of pro forma information
The following table presents the supplemental and unaudited pro forma results as if Range, Drake, Simpson and Detroit Speed had been acquired as of January 1, 2019:

	2020	2019
Pro forma net sales	$584,270	$461,418
Pro forma net income (loss)	37,304	(8,799)